33. Insurance coverage	12 Months Ended
Dec. 31, 2018
Insurance Coverage
Insurance coverage

The insurance coverage as of December 31, 2018 is summarized as follows:

Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Assigning profit	15,546
Business interruption	Loss of profits	8,930
Cars and Others	Damages	291

The Company maintains specific insurance policies for general civil liability of R$100 and civil responsibility of R$134, coverage against fraud and risk (Criminal) in the amount of R$33 and risk of damage protection and Cybersecurity responsibility (Cyber) of R$41, which totaled a coverage of R$308.